SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility, minimum	106.77%	76.61%
Expected stock price volatility, maximum	106.82%	95.87%
Expected term (years)	5 years
Risk-free interest rate, maximum	4.62%	1.52%
Risk-free interest rate, minimum	4.89%	3.14%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1.13	$ 103.20
Expected term (years)		5 years 2 months 8 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1.18	$ 1,507.20
Expected term (years)		10 years